Allianz Life Insurance Company of New York
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
April 20, 2015
Re: Allianz Life Variable Account C and Allianz Life Insurance Company of New York
Post-Effective Amendment No. 5 to the Registration Statement No. 333-192949 and 811-05716 on Form N-4
Post-Effective Amendment No. 2 to the Registration Statement No. 333-192948 on Form S-1
Dear Sir/Madam:
Enclosed for filing please find the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485 (b).
We received oral comments from you on January 22, 2015, March 20, 2015, and on April 6, 2015 with respect to Post-Effective Amendment No. 1 to Registrants' above-referenced Registration Statements filed on December 8, 2014. This letter responds to those comments.
We have also incorporated revisions where applicable based on oral comments received on January 22, 2015 for Allianz Life Variable Account B and Allianz Life Insurance Company of North America Post-Effective Amendment No. 5 to the Registration Statement No. 333-185866 and 811-05618 on Form N-4 and Post-Effective Amendment No. 1 to the Registration Statement No. 333-195462 on Form S-1.

APRIL 6th COMMENTS

1.	Cover (pages 1-2)
Comment:
Instead of using the phrase "broad based securities" please use "third-party broad based securities" to clarify this is a non-proprietary index. Please make this change throughout the prospectus.
Response:
Revised as requested.
2.	Section 1, Risk Factors (pages 21-25)
Comment:
In the Calculation of Credits discussion, please revise the last sentence before the index returns table to match the information presented in the table.
Response:
Revised as requested.

MARCH 20th COMMENTS

1.	Cover (pages 1-2)
Comment:
Instead of using the phrase "external securities" please use "broad based securities" as it is a more accurate and widely known description. Please make this change throughout the prospectus.
Response:
Revised as requested.
2.	Section 1, Risk Factors (pages 21-25)
Comment:
In the Calculation of Credits discussion, instead of showing the average increase in index returns attributable to dividends, please show the total index returns if dividends were included.
Response:
Revised as requested.
JANUARY 22nd COMMENTS

1.	Glossary (pages 4-7)
Comment:
In the definition of Index, please delete the sentence indicating some indices may be available with all Crediting Methods if it is not true.
Response:
Revised as requested.
I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).
Additional required exhibits are included in this amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
The action of the Commission or the staff in reviewing the filing does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant is responsible for the adequacy and accuracy of disclosures in the filing. The staff's comments and the Registrant's changes to the disclosure in response to the staff's comments do not relieve the Registrant from this responsibility. The Registrant may not assert the staff's comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg